Segment Information (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment
The following table, which is consistent with how our CODM views the business, presents revenue, significant segment expenses, other segment items, and segment net profit (loss), which is consolidated net profit (loss):

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Revenue	$327,516	$297,610	$261,247
Less:
Chargebacks, net of chargebacks won	131,697	121,762	103,196
Other costs of revenue(1)	24,115	22,559	22,333
Operating expenses - payroll costs	118,109	124,358	124,046
Operating expenses - non-payroll costs(2)	43,616	43,370	53,553
Other segment items(3)	44,901	44,596	62,824
Net profit (loss)	$(34,922)	$(59,035)	$(104,705)
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(1)Other costs of revenue primarily consists of compensation and benefits related costs associated with teams integral in providing our service, hosting fees and software costs, data enrichment costs, payment processing fees, amortization of capitalized software development costs and deferred contract fulfillment costs, and allocated overhead.
(2)Operating expenses - non-payroll costs primarily consists of overhead costs, software costs, professional services fees, marketing costs, and travel costs.
(3)Other segment items consist of share-based compensation (as presented in Note 11), provision for (benefit from) income taxes, interest income (expense), and other income (expense) as presented on the consolidated statements of operations. Other segment items are excluded from the preceding line items but are included in the measure of segment profit (loss).